TRADE PAYABLES AND OTHER (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-current
Trade payables	€ 0	€ 0
Fixed assets payables	0	0
Employees' entitlements	0	0
Taxes payable other than income tax	0	0
Contract liabilities and other liabilities to customers	3	6
Other payables	29	15
Total Other	32	21
Total Trade payables and other	32	21
Current
Trade payables	626	711
Fixed assets payables	27	43
Employees' entitlements	143	171
Taxes payable other than income tax	15	14
Contract liabilities and other liabilities to customers	81	54
Other payables	13	6
Total Other	279	288
Total Trade payables and other	€ 905	€ 999